                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004


Check here if Amendment [ X ]; Amendment Number:    1
                                                   ---
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lodestar Investment Counsel, LLC
Address:    208 South LaSalle Street, Suite 1710
            Chicago, Illinois 60604

Form 13F File Number: 28-7076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William A. Goldstein
Title:    President
Phone:    312-630-9666

Signature, Place, and Date of Signing:

/s/ William A. Goldstein           Chicago, Illinois             August 24, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      118

Form 13F Information Table Value Total:      $ 310,453,000

List of Other Included Managers:

         (01)  The Privatebank and Trust Company, 28-10834

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company          COM         88579Y101        1477         18466  SH            Defined 01                                  18466
Abbott
 Laboratories       COM         002824100        1122         26483  SH            Defined 01                                  26483
Albertson's Inc.    COM         013104104         998         41714  SH            Defined 01                                  41714
Alcoa               COM         013817101         284          8458  SH            Defined 01                                   8458
Allstate
 Corporation        COM         020002101         228          4750  SH            Defined 01                                   4750
Ameren Corp.        COM         023608102        2315         50163  SH            Defined 01                                  50163
American Express    COM         025816109        8231        159955  SH            Defined 01                                 159955
American
 International
 Group              COM         026874107        6860        100900  SH            Defined 01                                 100900
Anadarko
 Petroleum          COM         032511107        3325         50100  SH            Defined 01                                  50100
Archstone-Smith
 Trust              COM         039583109         362         11448  SH            Defined 01                                  11448
Associated
 Banc-Corp          COM         045487105         348         10852  SH            Defined 01                                  10852
BP PLC              COM         055622104        6061        105347  SH            Defined 01                                 105347
Bankamerica
 Corporation        COM         060505104        9933        229232  SH            Defined 01                                 229232
Berkshire
 Hathaway           COM         084670108         347             4  SH            Defined 01                                      4
Berkshire
 Hathaway C1 B      COM         084670207         442           154  SH            Defined 01                                    154
Bristol Myers
 Squibb             COM         110122108        3679        155425  SH            Defined 01                                 155425
Burlington
 Resources          COM         122014103         907         22220  SH            Defined 01                                  22220
Cedar Fair L.P.
 Dep. Rcts.         COM         150185106        1211         39500  SH            Defined 01                                  39500
Chevrontexaco
 Corporation        COM         166764100         387          7224  SH            Defined 01                                   7224

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corporation   COM         171232101         295          4200  SH            Defined 01                                   4200
Cisco Systems       COM         17275R102         565         31200  SH            Defined 01                                  31200
Citigroup           COM         172967101         943         21372  SH            Defined 01                                  21372
Coca Cola           COM         191216100         763         19053  SH            Defined 01                                  19053
Colgate Palmolive
 Company            COM         194162103         223          4925  SH            Defined 01                                   4925
ConocoPhillips      COM         20825C104         380          4581  SH            Defined 01                                   4581
Costco Wholesale
 Corporation        COM         22160K105         804         19362  SH            Defined 01                                  19362
Dell, Inc.          COM         24702R101         506         14205  SH            Defined 01                                  14205
Dover
 Corporation        COM         260003108        3468         89208  SH            Defined 01                                  89208
Dow Chemical        COM         260543103         508         11250  SH            Defined 01                                  11250
DuPont              COM         263534109         381          8900  SH            Defined 01                                   8900
Dun & Bradstreet
 (new)              COM         26483E100         204          3475  SH            Defined 01                                   3475
Eli Lilly &
 Company            COM         532457108        1123         18708  SH            Defined 01                                  18708
Emerson Electric    COM         291011104        1188         19201  SH            Defined 01                                  19201
Exxon Mobil Corp.   COM         30231g102       13318        275571  SH            Defined 01                                 275571
Federated
 Department Stores
 Inc.               COM         31410H101        6120        134705  SH            Defined 01                                 134705
Fifth Third
 Bancorp            COM         316773100         443          8994  SH            Defined 01                                   8994
First Data Corp.    COM         319963104        1488         34200  SH            Defined 01                                  34200
First Health
 Group Corp.        COM         320960107         357         22200  SH            Defined 01                                  22200
Fortune Brands      COM         349631101         483          6525  SH            Defined 01                                   6525
General Electric    COM         369604103       15049        448167  SH            Defined 01                                 448167
Genoil Inc.         COM         371924101           4         15000  SH            Defined 01                                  15000
H&R Block           COM         093671105         791         16000  SH            Defined 01                                  16000

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Hershey Foods       COM         427866108         568         12160  SH            Defined 01                                  12160
Hillenbrand
 Industries         COM         431573104        9272        183490  SH            Defined 01                                 183490
Home Depot          COM         437076102       11135        284059  SH            Defined 01                                 284059
IMS Health Inc.     COM         449934108         626         26188  SH            Defined 01                                  26188
Illinois Tool
 Works Inc.         COM         452308109         563          6040  SH            Defined 01                                   6040
Intel               COM         458140100        9782        487656  SH            Defined 01                                 487656
International
 Business Machine   COM         459200101         807          9411  SH            Defined 01                                   9411
JPMorgan Chase &
 Company            COM         46625H100        5847        147159  SH            Defined 01                                 147159
Japan Equity Fund   COM         471057109          64         10669  SH            Defined 01                                  10669
Johnson & Johnson   COM         478160104       10571        187669  SH            Defined 01                                 187669
Kellogg             COM         487836108        5722        134135  SH            Defined 01                                 134135
Kimberly Clark
 Corp.              COM         494368103        1793         27762  SH            Defined 01                                  27762
Kinder Morgan
 Energy Limited P   COM         494550106         468         10000  SH            Defined 01                                  10000
Koninklijke Philips
 Electronic         COM         500472303        1644         71778  SH            Defined 01                                  71778
L-3 Communications
 Holdings           COM         502424104       12442        185700  SH            Defined 01                                 185700
MB Financial Inc.   COM         55264U108         503         12682  SH            Defined 01                                  12682
Marsh & McLennan    COM         571748102        9620        210235  SH            Defined 01                                 210235
Medco Health
 Solutions Com      COM         58405U102         264          8529  SH            Defined 01                                   8529
Medtronic Inc.      COM         585055106        1739         33499  SH            Defined 01                                  33499
Merck & Co.         COM         589331107        4026        122005  SH            Defined 01                                 122005
MicroSoft
 Corporation        COM         594918104       11274        407743  SH            Defined 01                                 407743
Moodys
 Corporation        COM         615369105         260          3550  SH            Defined 01                                   3550

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
National City
 Corp.              COM         635405103         435         11255  SH            Defined 01                                  11255
Nestle S.A.
 Registered
 Voting             COM         641069406       15519        271023  SH            Defined 01                                 271023
Newell Rubbermaid,
 Inc.               COM         651229106         485         24195  SH            Defined 01                                  24195
Oracle Corp.        COM         68389X105         163         14410  SH            Defined 01                                  14410
Pepsico             COM         713448108        1183         24325  SH            Defined 01                                  24325
Pfizer              COM         717081103        8932        291899  SH            Defined 01                                 291899
Pitney Bowes        COM         724479100        6495        147272  SH            Defined 01                                 147272
Plum Creek Timber   COM         729251108        5175        147743  SH            Defined 01                                 147743
Principal Financial
 Group              COM         74251V102       12448        346063  SH            Defined 01                                 346063
Procter & Gamble    COM         742718109        5271         97396  SH            Defined 01                                  97396
Prologis Trust
 Sbi                COM         743410102         578         16405  SH            Defined 01                                  16405
SBC Communications
 Inc. Com           COM         78387G103         350         13486  SH            Defined 01                                  13486
Schering-Plough     COM         806605101         867         45007  SH            Defined 01                                  45507
Sherwin Williams
 Co.                COM         824348106         396          9000  SH            Defined 01                                   9000
Simon Property
 Group New Com R    COM         828806109         685         12766  SH            Defined 01                                  12766
Stolt Offshore S A
 Sp ADR Reg         COM         861567105          49         10000  SH            Defined 01                                  10000
Target
 Corporation        COM         87612E106         380          8400  SH            Defined 01                                   8400
The Tribune
 Company            COM         896047107        9707        235883  SH            Defined 01                                 235883
Tiffany & Co. New   COM         886547108        5369        174650  SH            Defined 01                                 174650
Viacom Inc. Cl. B   COM         925524308        4058        120924  SH            Defined 01                                 120924

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group
 PLC(New)           COM         92857W100        1042         43230  SH            Defined 01                                  43230
W.W. Grainger       COM         384802104         231          4000  SH            Defined 01                                   4000
Wal-Mart Stores
 Inc.               COM         931142103        1562         29358  SH            Defined 01                                  29358
Walgreen Co.        COM         931422109        2501         69795  SH            Defined 01                                  69795
Walt Disney
 Company            COM         254687106        8822        391221  SH            Defined 01                                 391221
Walter Industries   COM         93317Q105         160         10000  SH            Defined 01                                  10000
Waste Management    COM         94106L109         849         31056  SH            Defined 01                                  31056
Whole Foods
 Market             COM         966837106         721          8400  SH            Defined 01                                   8400
William Wrigley
 Co.                COM         982526105         291          4600  SH            Defined 01                                   4600
Wyeth               COM         983024100        2060         55087  SH            Defined 01                                  55087
Zimmer Holdings,
 Inc.               COM         98956P102         363          4596  SH            Defined 01                                   4596
Chubb Corp Equity
 Uts 7% Due 8                   71232507          546         19300  SH            Defined 01                                  19300
AIM Premier Equity
 Fund Cl A          FUND        008879306         138    15100.4260  SH            Defined 01                             15100.4260
Ameristock          FUND        03071F104        1058    27249.7710  SH            Defined 01                             27249.7710
Artisan Small Cap
 Fund               FUND        04314H105         198    13093.6220  SH            Defined 01                             13093.6220
Bramwell Growth
 Fund               FUND        105114102        2126    13342.0650  SH            Defined 01                            113342.0650
Capital World Grw &
 Incm Com           FUND        140543109         260     8411.4397  SH            Defined 01                              8411.4397
Columbia Acorn Tr.
 Fnd. - Clas        FUND        197199409         529    21734.9930  SH            Defined 01                             21734.9930
Dodge & Cox Stock
 Fund               FUND        256219106        2179    18323.6712  SH            Defined 01                             18323.6712

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS   SOLE  SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Fundamental
 Investors Inc.     FUND        360802102         589    19871.5273  SH            Defined 01                             19871.5273
Investment Company
 of America         FUND        461308108         504    17372.7937  SH            Defined 01                             17372.7937
John Hancock
 Financial Industr  FUND        409905502         185    10450.6100  SH            Defined 01                             10450.6100
Nations
 International
 Value Fu           FUND        638581470         629    30413.8473  SH            Defined 01                             30413.8473
Oakmark I Fund      FUND        413838103         276     7141.3853  SH            Defined 01                              7141.3853
Schwab Total
 Stock Market Sele  FUND        808509756         338    18027.1260  SH            Defined 01                             18027.1260
Skyline Special
 Equities Fund      FUND        830833208        1952    67558.1380  SH            Defined 01                             67558.1380
Templeton World
 Fund Cl A          FUND        880196100         247    14393.1040  SH            Defined 01                             14393.1040
Third Avenue
 International Val  FUND        884116500         618    36656.4050  SH            Defined 01                             36656.4050
Tweedy Browne
 Global Value Fun   FUND        901165100         647    29630.1706  SH            Defined 01                             29630.1706
Vanguard Group
 Wellington Fund    FUND        921935102         659    22383.0280  SH            Defined 01                             22383.0280
Wasatch Advisors
 Funds - Small      FUND        936772102         946    27071.1121  SH            Defined 01                             27071.1121
Wasatch Core Growth
 Fund               FUND        936772201         276     7160.0410  SH            Defined 01                              7160.0410
Washington Mutual
 Inv Fd             FUND        939330106         636    21684.4230  SH            Defined 01                             21684.4230
Westport Small Cap
 Funds Cl I         FUND        961323409         862    38994.0206  SH            Defined 01                             38994.0206
REPORT SUMMARY      118 DATA RECORDS           310453                 1            OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED